Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Sep. 30, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in USD per share)	$ 0.01	$ 0.01
Common stock authorized (in shares)	1,000,000,000	1,000,000,000
Common stock issued (in shares)	115,016,000	105,359,000
Common stock outstanding (in shares)	113,929,000	104,949,000
Treasury stock (in shares)	1,087,000	410,000